Other Long-Term Liabilities (10-K)	12 Months Ended
Dec. 31, 2011
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
9. Other Long-Term Liabilities

The other long-term liabilities balance primarily consists of long term, aged payables to vendors, individuals, and other third parties that have been outstanding for more than 5 years.  The Company is in the process of researching and resolving the balances for settlement and/or writeoff.